FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05569
                                  -----------

                            Franklin Universal Trust
            ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  312/650-2000
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  11/30/07
                           ---------


Item 1. Schedule of Investments.



Franklin Universal Trust

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................   3

Notes to Statement of Investments .........................................   9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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Franklin Universal Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 126.0%
      COMMON STOCKS 40.9%
      AUTOMOBILES & COMPONENTS 0.0% a
    b Harvard Industries Inc. ............................................    United States           109,618       $           548
                                                                                                                    ----------------
      COMMERCIAL SERVICES & SUPPLIES 0.0% a
b,c,d VS Holdings Inc. ...................................................    United States           181,875                    --
                                                                                                                    ----------------
      ENERGY 0.8%
      Spectra Energy Corp. ...............................................    United States            62,350             1,536,304
                                                                                                                    ----------------
      MATERIALS 1.5%
      AngloGold Ashanti Ltd., ADR ........................................     South Africa            30,446             1,484,852
      Barrick Gold Corp. .................................................        Canada               35,800             1,450,258
                                                                                                                    ----------------
                                                                                                                          2,935,110
                                                                                                                    ----------------
      UTILITIES 38.6%
      Alliant Energy Corp. ...............................................    United States            55,000             2,283,600
      Ameren Corp. .......................................................    United States            60,000             3,231,000
      American Electric Power Co. Inc. ...................................    United States            30,000             1,430,100
      Atmos Energy Corp. .................................................    United States            85,000             2,226,150
      CenterPoint Energy Inc. ............................................    United States           226,600             4,044,810
      Constellation Energy Group .........................................    United States            55,000             5,511,550
      Dominion Resources Inc. ............................................    United States           100,000             4,723,000
      DTE Energy Co. .....................................................    United States            45,000             2,207,250
      Duke Energy Corp. ..................................................    United States           124,700             2,467,813
      Edison International ...............................................    United States            65,000             3,638,700
      Entergy Corp. ......................................................    United States            50,500             6,036,770
      Exelon Corp. .......................................................    United States           104,000             8,431,280
      FirstEnergy Corp. ..................................................    United States            75,000             5,142,000
      FPL Group Inc. .....................................................    United States           100,000             6,976,000
      NSTAR ..............................................................    United States            37,800             1,323,000
      Pinnacle West Capital Corp. ........................................    United States            76,000             3,257,360
      Progress Energy Inc. ...............................................    United States            30,000             1,464,600
      Public Service Enterprise Group Inc. ...............................    United States            50,100             4,796,574
      The Southern Co. ...................................................    United States           170,000             6,395,400
                                                                                                                    ----------------
                                                                                                                         75,586,957
                                                                                                                    ----------------
      TOTAL COMMON STOCKS (COST $45,083,071) .............................                                               80,058,919
                                                                                                                    ----------------

                                                                                               ------------------
                                                                                               PRINCIPAL AMOUNT e
                                                                                               ------------------
      CORPORATE BONDS 85.0%
      AUTOMOBILES & COMPONENTS 3.9%
    f Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15 .....    United States         1,400,000             1,354,500
      Ford Motor Credit Co. LLC,
         7.80%, 6/01/12 ..................................................    United States         1,500,000             1,338,053
         senior note, 9.875%, 8/10/11 ....................................    United States         2,000,000             1,936,872
      General Motors Corp., senior deb., 8.25%, 7/15/23 ..................    United States         1,500,000             1,237,500
    f TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 .............    United States         2,000,000             1,865,000
                                                                                                                    ----------------
                                                                                                                          7,731,925
                                                                                                                    ----------------


                                          Quarterly Statement of Investments | 3

Franklin Universal Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY        PRINCIPAL AMOUNT e        VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      CAPITAL GOODS 6.1%
      DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 ...........    United States         1,800,000       $     1,840,500
      Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15 .................    United States         2,000,000             1,915,000
      L-3 Communications Corp., senior sub. note, 6.375%, 10/15/15 .......    United States         2,500,000             2,487,500
      RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ............    United States         2,000,000             1,990,000
      RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 ............    United States         2,500,000             2,331,250
      United Rentals North America Inc., senior sub. note, 7.75%,
        11/15/13 .........................................................    United States         1,500,000             1,372,500
                                                                                                                    ----------------
                                                                                                                         11,936,750
                                                                                                                    ----------------
      COMMERCIAL SERVICES & SUPPLIES 2.9%
      Allied Waste North America Inc., senior secured note, 6.875%,
        6/01/17 ..........................................................    United States         1,100,000             1,087,625
      ARAMARK Corp., senior note, 8.50%, 2/01/15 .........................    United States         2,000,000             2,017,500
    f Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 .................   United Kingdom         1,500,000             1,541,250
      JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .........    United States         1,000,000             1,025,000
                                                                                                                    ----------------
                                                                                                                          5,671,375
                                                                                                                    ----------------
      CONSUMER DURABLES & APPAREL 3.5%
      Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ................    United States           300,000               222,000
      Jarden Corp., senior sub. note, 7.50%, 5/01/17 .....................    United States         2,000,000             1,810,000
      Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ...............    United States         1,400,000             1,407,000
      KB Home, senior note,
         6.25%, 6/15/15 ..................................................    United States         1,200,000             1,047,000
         7.25%, 6/15/18 ..................................................    United States         1,300,000             1,189,500
      Visant Holding Corp., senior note, 8.75%, 12/01/13 .................    United States         1,100,000             1,102,750
                                                                                                                    ----------------
                                                                                                                          6,778,250
                                                                                                                    ----------------
      CONSUMER SERVICES 4.4%
c,d,g Atherton Franchise Capital, 13.073%, 12/01/08 ......................    United States           721,603                28,864
    f Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 .....................    United States         1,100,000               979,000
      MGM MIRAGE, senior note,
         6.875%, 4/01/16 .................................................    United States         2,000,000             1,892,500
         7.50%, 6/01/16 ..................................................    United States           500,000               493,750
    f Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15 ........    United States         1,300,000             1,043,250
      Royal Caribbean Cruises Ltd., senior note,
         8.00%, 5/15/10 ..................................................    United States         1,200,000             1,262,107
         6.875%, 12/01/13 ................................................    United States           800,000               789,054
      Station Casinos Inc., senior sub. note,
         6.50%, 2/01/14 ..................................................    United States           300,000               244,500
         6.875%, 3/01/16 .................................................    United States         2,200,000             1,762,750
                                                                                                                    ----------------
                                                                                                                          8,495,775
                                                                                                                    ----------------
      DIVERSIFIED FINANCIALS 1.5%
      GMAC LLC, 6.875%, 8/28/12 ..........................................    United States         3,500,000             2,978,357
                                                                                                                    ----------------
      ENERGY 8.8%
    f Bristow Group Inc., senior note, 144A, 7.50%, 9/15/17 ..............    United States           700,000               706,125
      Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ...............    United States         2,500,000             2,368,750


4 | Quarterly Statement of Investments

Franklin Universal Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY        PRINCIPAL AMOUNT e        VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      ENERGY (CONTINUED)
      Compagnie Generale de Geophysique-Veritas, senior note,
         7.50%, 5/15/15 ..................................................       France               400,000       $       405,000
         7.75%, 5/15/17 ..................................................       France               600,000               606,000
      Copano Energy LLC, senior note, 8.125%, 3/01/16 ....................    United States         1,500,000             1,507,500
      El Paso Corp., senior note, 6.875%, 6/15/14 ........................    United States         2,400,000             2,419,039
      Mariner Energy Inc., senior note, 7.50%, 4/15/13 ...................    United States         2,500,000             2,387,500
      Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 .........    United States         2,000,000             1,895,000
    f Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ..........     Switzerland          2,000,000             1,855,000
    f Tesoro Corp., senior note, 144A, 6.50%, 6/01/17 ....................    United States           600,000               595,500
      The Williams Cos. Inc.,
         8.75%, 3/15/32 ..................................................    United States           800,000               970,000
         senior note, 7.625%, 7/15/19 ....................................    United States           600,000               667,500
         senior note, 7.875%, 9/01/21 ....................................    United States           700,000               794,500
                                                                                                                    ----------------
                                                                                                                         17,177,414
                                                                                                                    ----------------
      FOOD, BEVERAGE & TOBACCO 2.3%
      Dole Foods Co., senior note, 7.25%, 6/15/10 ........................    United States           100,000                92,000
      Reynolds American Inc., senior secured note, 7.625%, 6/01/16 .......    United States         2,500,000             2,741,780
      Smithfield Foods Inc., senior note, 7.75%,
         5/15/13 .........................................................    United States           700,000               696,500
         7/01/17 .........................................................    United States         1,000,000               975,000
                                                                                                                    ----------------
                                                                                                                          4,505,280
                                                                                                                    ----------------
      HEALTH CARE EQUIPMENT & SERVICES 6.3%
    f FMC Finance III SA, senior note, 144A, 6.875%, 7/15/17 .............       Germany            2,500,000             2,462,500
      HCA Inc., senior note, 6.50%, 2/15/16 ..............................    United States         2,500,000             2,093,750
      Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ...............    United States         3,000,000             2,655,000
    h U.S. Oncology Holdings Inc., senior note, FRN, 10.759%, 3/15/12 ....    United States         2,000,000             1,700,000
      United Surgical Partners International Inc., senior sub. note,
        PIK, 9.25%, 5/01/17 ..............................................    United States         1,100,000             1,064,250
      Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
        10/01/14 .........................................................    United States         2,500,000             2,381,250
                                                                                                                    ----------------
                                                                                                                         12,356,750
                                                                                                                    ----------------
      MATERIALS 11.2%
      Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 .......    United States         1,745,000             1,749,362
      Crown Americas Inc., senior note, 7.75%, 11/15/15 ..................    United States         2,500,000             2,562,500
      Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17...    United States         1,700,000             1,840,250
      Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 .....    United States         2,500,000             2,693,750
    f Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 .....................   United Kingdom         2,500,000             2,262,500
      JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ..................       Ireland            2,000,000             1,910,000
      Lyondell Chemical Co., senior note,
         8.00%, 9/15/14 ..................................................    United States         1,200,000             1,365,000
         6.875%, 6/15/17 .................................................    United States         1,000,000             1,140,000
    f MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 .............    United States           800,000               730,000
      Nalco Co., senior sub. note, 8.875%, 11/15/13 ......................    United States         2,000,000             2,090,000


                                          Quarterly Statement of Investments | 5

Franklin Universal Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY        PRINCIPAL AMOUNT e        VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      MATERIALS (CONTINUED)
      Novelis Inc., senior note, 7.25%, 2/15/15 ..........................       Canada             1,700,000       $     1,593,750
      Owens-Brockway Glass Container Inc., senior note, 6.75%,
        12/01/14 .........................................................    United States         2,000,000             1,995,000
                                                                                                                    ----------------
                                                                                                                         21,932,112
                                                                                                                    ----------------
      MEDIA 11.4%
      Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ..........    United States         1,200,000             1,149,000
      CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ...............       Canada             2,000,000             1,865,000
      CSC Holdings Inc., senior note, 6.75%, 4/15/12 .....................    United States           800,000               754,000
      CCH II LLC, senior note, 10.25%, 9/15/10 ...........................    United States         2,500,000             2,481,250
      Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ..............    United States         2,342,000             2,438,607
      EchoStar DBS Corp., senior note, 7.125%, 2/01/16 ...................    United States         2,000,000             2,092,500
      IDEARC Inc., senior note, 8.00%, 11/15/16 ..........................    United States         1,500,000             1,410,000
      Lamar Media Corp., senior sub. note, 6.625%, 8/15/15 ...............    United States         2,500,000             2,387,500
      LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .............    United States         1,500,000             1,425,000
      Quebecor Media Inc.,
       f 144A, 7.75%, 3/15/16 ............................................       Canada               200,000               187,500
         senior note, 7.75%, 3/15/16 .....................................       Canada             2,000,000             1,875,000
      R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 .................    United States           700,000               665,000
      Radio One Inc., senior sub. note, 6.375%, 2/15/13 ..................    United States         1,700,000             1,402,500
    f Univision Communications Inc., senior note, 144A, PIK, 9.75%,
        3/15/15 ..........................................................    United States         2,500,000             2,337,500
                                                                                                                    ----------------
                                                                                                                         22,470,357
                                                                                                                    ----------------
      REAL ESTATE 1.0%
      Host Marriott LP, senior note,
         M, 7.00%, 8/15/12 ...............................................    United States         1,500,000             1,507,500
         O, 6.375%, 3/15/15 ..............................................    United States           500,000               491,250
                                                                                                                    ----------------
                                                                                                                          1,998,750
                                                                                                                    ----------------
      RETAILING 2.2%
    f Dollar General Corp., senior note, 144A, 10.625%, 7/15/15 ..........    United States         2,000,000             1,830,000
      Michaels Stores Inc., senior note, 10.00%, 11/01/14 ................    United States         2,500,000             2,475,000
                                                                                                                    ----------------
                                                                                                                          4,305,000
                                                                                                                    ----------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.3%
      Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 ........    United States         1,300,000             1,194,375
      NXP BV/NXP Funding LLC, senior secured note, 7.875%, 10/15/14 ......     Netherlands          1,400,000             1,351,000
                                                                                                                    ----------------
                                                                                                                          2,545,375
                                                                                                                    ----------------
      SOFTWARE & SERVICES 3.4%
    f First Data Corp., senior note, 144A, 9.875%, 9/24/15 ...............    United States         1,300,000             1,210,625
      Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ...............    United States         2,400,000             2,520,000
  d,g PSINet Inc.,
         10.50%, 12/01/06 ................................................    United States           700,000                    70
         senior note, 11.00%, 8/01/09 ....................................    United States         3,250,000                   325


6 | Quarterly Statement of Investments

Franklin Universal Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY        PRINCIPAL AMOUNT e        VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      SOFTWARE & SERVICES (CONTINUED)
      SunGard Data Systems Inc.,
         senior note, 9.125%, 8/15/13 ....................................    United States           900,000       $       920,250
         senior sub. note, 10.25%, 8/15/15 ...............................    United States         1,900,000             1,966,500
                                                                                                                    ----------------
                                                                                                                          6,617,770
                                                                                                                    ----------------
      TECHNOLOGY HARDWARE & EQUIPMENT 1.0%
      Sanmina-SCI Corp.,
     f,h senior note, 144A, FRN, 8.444%, 6/15/14 .........................    United States           700,000               682,500
         senior sub. note, 6.75%, 3/01/13 ................................    United States         1,100,000               948,750
         senior sub. note, 8.125%, 3/01/16 ...............................    United States           400,000               356,000
                                                                                                                    ----------------
                                                                                                                          1,987,250
                                                                                                                    ----------------
      TELECOMMUNICATION SERVICES 6.8%
    f Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 .............       Jamaica            2,000,000             1,795,000
      Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
        10.375% thereafter, 11/15/12 .....................................   United Kingdom         1,500,000             1,451,250
      Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%,
        1/15/13 ..........................................................       Bermuda            2,500,000             2,537,500
      MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ...............    United States           900,000               857,250
      Qwest Communications International Inc., senior note, 7.50%,
        2/15/14 ..........................................................    United States         2,000,000             1,995,000
    f Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 ...        Italy             2,500,000             2,712,500
      Windstream Corp., senior note, 8.625%, 8/01/16 .....................    United States         1,900,000             1,980,750
                                                                                                                    ----------------
                                                                                                                         13,329,250
                                                                                                                    ----------------
      TRANSPORTATION 0.8%
      TransDigm Inc., senior sub. note, 7.75%, 7/15/14 ...................    United States         1,500,000             1,522,500
                                                                                                                    ----------------
      UTILITIES 6.2%
      Aquila Inc., senior note, 14.875%, 7/01/12 .........................    United States         2,000,000             2,530,000
      Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ..................    United States         2,600,000             2,619,500
      Edison Mission Energy, senior note, 7.00%, 5/15/17 .................    United States         2,300,000             2,213,750
      NRG Energy Inc., senior note, 7.375%,
         2/01/16 .........................................................    United States         1,800,000             1,768,500
         1/15/17 .........................................................    United States           700,000               686,000
    f Texas Competitive Electric Holdings Co. LLC, senior note,
        144A,10.25%, 11/01/15 ............................................    United States         2,500,000             2,418,750
                                                                                                                    ----------------
                                                                                                                         12,236,500
                                                                                                                    ----------------
      TOTAL CORPORATE BONDS (COST $174,252,549) ..........................                                              166,576,740
                                                                                                                    ----------------
      FOREIGN GOVERNMENT AND AGENCY SECURITIES 0.1%
      GOVERNMENT BONDS 0.1%
      Eskom Holdings Ltd., 11.00%,
         6/01/08 .........................................................    South Africa            783,334 ZAR           115,126
         6/01/09 .........................................................    South Africa            783,333 ZAR           115,346
                                                                                                                    ----------------
      TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
        (COST $425,225) ..................................................                                                  230,472
                                                                                                                    ----------------
      TOTAL LONG TERM INVESTMENTS (COST $219,760,845) ....................                                              246,866,131
                                                                                                                    ----------------


                                          Quarterly Statement of Investments | 7

Franklin Universal Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY               SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENT (COST $2,571,977) 1.3%
      MONEY MARKET FUND 1.3%
    i Franklin Institutional Fiduciary Trust Money Market Portfolio,
        4.61% ............................................................    United States         2,571,977       $     2,571,977
                                                                                                                    ----------------
      TOTAL INVESTMENTS (COST $222,332,822) 127.3% .......................                                              249,438,108
      NOTES PAYABLE (28.1)% ..............................................                                              (55,000,000)
      OTHER ASSETS, LESS LIABILITIES 0.8% ................................                                                1,518,852
                                                                                                                    ----------------
      NET ASSETS 100.0% ..................................................                                          $   195,956,960
                                                                                                                    ================

CURRENCY ABBREVIATIONS

ZAR - South African Rand

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
FRN - Floating Rate Note
PIK - Payment-In-Kind

a Rounds to less than 0.1% of net assets.

b Non-income producing for the twelve months ended November 30, 2007.

c See Note 4 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2007, the aggregate value of these securities was $29,259, representing 0.01% of net assets.

e The principal amount is stated in U.S. dollars unless otherwise indicated.

f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2007, the aggregate value of these securities was $28,569,000, representing 14.58% of net assets.

g Defaulted security.

h The coupon rate shown represents the rate at period end.

i The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Universal Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and Government securities, generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy


                                          Quarterly Statement of Investments | 9

Franklin Universal Trust

2. SECURITY VALUATION (CONTINUED)

to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At November 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 222,620,370
                                                                  ==============

Unrealized appreciation .......................................   $  42,179,115
Unrealized depreciation .......................................     (15,361,377)
                                                                  ==============

Net unrealized appreciation (depreciation) ....................   $  26,817,738
                                                                  ==============

4. RESTRICTED SECURITIES

At November 30, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

----------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                ACQUISITION
    SHARES          ISSUER                                           DATE         COST      VALUE
----------------------------------------------------------------------------------------------------
    721,603         Atherton Franchise Capital, 13.073%,
                       12/01/08 ..............................       4/28/94   $ 721,603   $ 28,864
    181,875         VS Holdings Inc. .........................      12/06/01     181,875         --
                                                                                           ---------
                    TOTAL RESTRICTED SECURITIES (0.01% of Net Assets) ..................   $ 28,864
                                                                                           =========

5. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


10 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust



By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  January 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  January 25, 2008


By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Financial Officer
Date  January 25, 2008